Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Jan. 31, 2017
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Central Index Key	0000914529
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Jun. 01, 2017
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EALTX
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECLTX
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EILTX
Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EALBX
Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECLBX
Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EILBX
Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EATTX
Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECTTX
Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EITTX
Eaton Vance TABS Intermediate-Term Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EITAX
Eaton Vance TABS Intermediate-Term Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	EITCX
Eaton Vance TABS Intermediate-Term Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	ETIIX
Eaton Vance TABS Short-Term Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EABSX
Eaton Vance TABS Short-Term Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECBSX
Eaton Vance TABS Short-Term Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EIBSX
Eaton Vance High Yield Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETHYX
Eaton Vance High Yield Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EVHYX
Eaton Vance High Yield Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECHYX
Eaton Vance High Yield Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIHYX